Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details)	Mar. 31, 2025
Warehouse Equipment [Member] | Minimum [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Warehouse Equipment [Member] | Maximum [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture, Computer and Office Equipment [Member] | Minimum [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, Computer and Office Equipment [Member] | Maximum [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the expected life of leasehold improvements or the lease term